Convertible Debentures (Details Narrative) - CAD ($)				1 Months Ended				12 Months Ended
	Sep. 04, 2020	Mar. 02, 2019	Mar. 02, 2018	Sep. 25, 2020	Sep. 23, 2020	May 16, 2019	Oct. 22, 2018	Jan. 31, 2022	Jan. 31, 2020	Jun. 03, 2021	Apr. 03, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 18, 2021	Jan. 14, 2021
Statement [Line Items]
Unsecured convertible debenture						$ 250,000		$ (237,880)	$ 0				$ (500,000)		$ 102,389
Common shares issued						59,524					6,372,298	1,779,833		316,000
Non related parties [Member]
Statement [Line Items]
Unsecured convertible debenture	$ 500,000	$ 750,000	$ 5,000,000	$ 100,000	$ 200,000	$ 250,000	$ 1,500,000	1,076	380,754	$ 250,000			12,671		$ 102,389
Totaling of convertible debentures		$ 250,000					$ 3,500,000
Per price common share							$ 4.20
Gain debt								56,264
Interest accretion expense									$ 380,754
Accrued interest								$ 43,068					$ 16,329
Principle amount of convertible debentures						$ 2,500,000
Shares issued for debt settlement, shares							375,000
Debenture interest rate, percentage	8.00%	46.00%	10.00%	8.00%	8.00%			14.40%
Effective interest rate			29.00%
Convertible debentures for settlement extinguisment one							$ 3,500,000
Debenture maturity date	Dec. 03, 2020	Jun. 02, 2019	Mar. 02, 2019	Dec. 24, 2020	Dec. 22, 2020
Common shares issued						59,524									89,034
Conversion price per share	$ 1.15		$ 17.40	$ 1.15	$ 1.15		$ 6